Expense Example, No Redemption - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor Short Duration High Income Fund - Class I
Expense Example, No Redemption:
1 Year	$ 77
3 Years	256
5 Years	454
10 Years	1,026
Fidelity Advisor Short Duration High Income Fund - Class A
Expense Example, No Redemption:
1 Year	498
3 Years	723
5 Years	969
10 Years	1,675
Fidelity Advisor Short Duration High Income Fund - Class M
Expense Example, No Redemption:
1 Year	498
3 Years	726
5 Years	977
10 Years	1,695
Fidelity Advisor Short Duration High Income Fund - Class C
Expense Example, No Redemption:
1 Year	178
3 Years	577
5 Years	1,008
10 Years	1,997
Fidelity Advisor Short Duration High Income Fund - Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	228
5 Years	405
10 Years	$ 919